Note 11 - Stock-Based Compensation (Details) - Fair Value of Each Option Grant Assumptions Used	12 Months Ended
Dec. 31, 2015 $ / shares
Fair Value of Each Option Grant Assumptions Used [Abstract]
Risk free rate	1.20%
Expected life in years	4 years 9 months
Expected volatility	31.60%
Dividend yield	0.80%
Weighted average fair value per option granted (in Dollars per share)	$ 10.27